Reconciliation of Actual Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Net loss from continuing operations									$ (42,019)		$ (33,774)		$ (13,047)
Net loss from discontinued operations									(2,615)		(5,424)		(2,650)
Net loss	$ (4,249)	$ (30,311)	$ (350)	$ (7,109)	$ (37,896)	$ (11,289)	$ 14,175	$ 1,236	$ (44,634)		$ (39,198)		$ (15,697)
Basic loss per common share:
Basic earning per share									$ (2.10)		$ (2.03)		$ (4.36)
Diluted loss per common share:
Diluted earning per share									$ (2.10)	[1],[2]	$ (2.03)	[1],[2]	$ (4.36)	[1],[2]
Denominator:
Basic									21,205,747		19,352,063		3,600,000
Diluted									21,205,747	[1],[2]	19,352,063	[1],[2]	3,600,000	[1],[2]
Continuing Operations
Basic loss per common share:
Basic earning per share									$ (1.98)		$ (1.75)		$ (3.62)
Diluted loss per common share:
Diluted earning per share									$ (1.98)	[1],[2]	$ (1.75)	[1],[2]	$ (3.62)	[1],[2]
Discontinued Operation
Basic loss per common share:
Basic earning per share									$ (0.12)		$ (0.28)		$ (0.74)
Diluted loss per common share:
Diluted earning per share									$ (0.12)	[1],[2]	$ (0.28)	[1],[2]	$ (0.74)	[1],[2]

[1]	The computation of diluted EPS did not include 487,314 options and 4,240,521 warrants for the year ended December 31, 2012, as the effect of their inclusion would have been anti-dilutive.
[2]	The computation of diluted EPS did not include 627,419 options, 4,240,521 warrants and 3,507 shares of restricted stock for the year ended December 31, 2011, as the effect of their inclusion would have been anti-dilutive.